23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments assets	R$ 377,990	R$ 245,315
Derivative financial instruments assets, Current	377,756	195,324
Derivative financial instruments assets, Non-current	234	49,991
Derivative financial instruments liabilities	(385,696)	(153,615)
Derivative financial instruments liabilities, Current	384,969	153,612
Derivative financial instruments liabilities, Non-current	727	3
Designated as cash flow hedge [member] | Currency derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments assets	177,208	166,729
Derivative financial instruments liabilities	(81,650)	(73,417)
Designated as cash flow hedge [member] | Commodity price risk [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments assets	125,304	25,191
Derivative financial instruments liabilities	(269,361)	(48,829)
Non-designated as cash flow hedge [member] | Currency derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments assets	75,478	53,395
Derivative financial instruments liabilities	(20,036)	R$ (31,369)
Non-designated as cash flow hedge [member] | Interestrate derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments liabilities	R$ (14,649)